Contract assets/(liabilities) (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 17,414	$ 19,180
Addition (Reversal)	434,436	(2,462)
Exchange rate effect	5,458	696
Ending balance	$ 457,308	$ 17,414